Contract liabilities	12 Months Ended
Dec. 31, 2020
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Contract liabilities
Note 18—Contract Liabilities
Deferred income was €0.4 million and €0.9 million for the years ended December 31, 2020 and 2019, respectively, and relates
 to partially satisfied performance obligations regarding feasibility studies and research and development of licensed product candidates. The remaining balance of deferred income is expected to be recognized as revenue in 2021, as services are transferred.
Revenue recognized from deferred income was €1.0 million, €6.1 million and €0.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.